INCOME TAXES - Summary of Income Tax Provision (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Current:
U.S. federal	$ 47	$ 48	$ 32
State	14	23	13
Foreign	46	40	22
Total current tax provision	107	111	67
Deferred:
U.S. federal	(15)	(10)	(32)
State	0	(1)	(3)
Foreign	(12)	(21)	(12)
Total deferred tax benefit	(27)	(32)	(47)
Total income tax provision	$ 80	$ 79	$ 20